BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Debt Disclosure [Abstract]
Interest expenses	$ 237	$ 3,006	$ 9,467